CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018
Revenue
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	9,213,499	180,794	194,509	9,607,365	778,402
Loss from operations	(9,213,499)	(180,794)	(194,509)	(9,607,365)	(778,402)
Other Income:
Interest Income	1,577,914	1,439,212	1,439,212	5,019,198	2,961,316
Net Income (loss)	(7,635,585)	1,258,418	$ 1,244,703	$ (4,588,167)	2,182,914
Comprehensive Income					$ 2,182,914
Common Class A [Member]
Other Income:
Net Income (loss)	$ 0	$ 0
Weighted average shares outstanding ordinary shares	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000
Basic and diluted net income (loss) per share	$ 0.05	$ 0.05	$ 0.05	$ 0.17	$ 0.10
Common Class B [Member]
Other Income:
Net Income (loss)	$ 0	$ 0
Weighted average shares outstanding ordinary shares	11,712,500	11,712,500	11,712,500	11,712,500	11,712,500
Basic and diluted net income (loss) per share	$ (0.79)	$ (0.02)	$ (0.02)	$ (0.82)	$ (0.07)